RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Nature of the relationships with related parties:

Name	Relationship with the Company
Marvel Billion Development Limited	A company under the significant influence of the Company’s former shareholder, Ms. Zhu

Schedule of balances due from related party
(a)	As of December 31, 2019, the following balance was due from the related party:

		As of December 31,
Amount due from the related party		2019
		US$
Marvel Billion Development Limited	(i)	42,857

The amounts represent the receivables due from Marvel Billion Development Limited relating to the Disposal, which has been collected on April 15, 2020.